Information on geographical areas - Summary of additional information by country (Parenthetical) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
France
Disclosure of geographical areas [line items]
Public subsidies amount received	€ 0.1	€ 0.0	€ 0.3